Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

15. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (the “Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on the combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government bond rates. This plan amendment contributed to a reduction in the benefit obligations of the subsidiaries.

Some overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for pension benefits for these plans amounting to ¥5,787 million and ¥5,838 million as of March 31, 2011, and 2012, respectively.

Net Periodic Benefit Cost

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura’s measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31
	2010	2011	2012
Service cost	¥8,719	¥9,328	¥9,016
Interest cost	4,307	4,480	4,649
Expected return on plan assets	(3,023)	(3,182)	(3,262)
Amortization of net actuarial losses	4,735	3,088	3,687
Amortization of prior service cost	(1,148)	(1,148)	(1,479)

Net periodic benefit cost	¥13,590	¥12,566	¥12,611

The prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants.

Benefit Obligations and Funded Status

The following table presents a reconciliation of the changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status:

Japanese entities’ plans—

	Millions of yen
	As of or for the year ended March 31
	2011	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥215,761	¥213,653
Service cost	9,328	9,016
Interest cost	4,480	4,649
Actuarial gain (loss)	(647)	9,415
Benefits paid	(15,406)	(14,785)
Acquisition and Other(1)	137	20,542

Projected benefit obligation at end of year	¥213,653	¥242,490

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,632	¥120,727
Actual return on plan assets	1,865	6,696
Employer contributions	4,407	32,291
Benefits paid	(8,177)	(8,114)
Acquisition(1)	—	8,052

Fair value of plan assets at end of year	¥120,727	¥159,652

Funded status at end of year	(92,926)	(82,838)

Amounts recognized in the consolidated balance sheets	¥(92,926)	¥(82,838)

(1)	Increased mainly because of business combination.

The accumulated benefit obligation (“ABO”) was ¥211,425 million and ¥238,614 million as of March 31, 2011 and 2012, respectively.

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2011 and 2012 are set forth in the tables below.

Japanese entities’ plans—

	Millions of yen
	March 31
	2011	2012
Plans with ABO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652
Plans with PBO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of:

Japanese entities’ plans—

Millions of yen
For the year ended March 31, 2012
Net actuarial loss	¥70,196
Net prior service cost	(9,582)

Total	¥60,614

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows:

Japanese entities’ plans—

Millions of yen
For the year ending March 31, 2013
Net actuarial loss	¥3,295
Net prior service cost	(1,544)

Total	¥1,751

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end:

Japanese entities’ plans—

	March 31
	2011	2012
Discount rate	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.8%

The following table presents the weighted-average assumptions used to determine Japanese entities’ plans net periodic benefit costs for the year:

	Year ended March 31
	2010	2011	2012
Discount rate	2.2%	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.5%	2.8%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Generally, Nomura determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality bonds and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan Assets

The Nomura’s plan assets are managed with an objective to secure necessary plan assets in the long term to enable future pension payouts. While targeting to achieve the long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 23% in equities (includes private equity), 50% in debt securities, 15% in life insurance company general accounts and 12% in other. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in prerequisites for the portfolio.

For details of the levels of inputs used to measure the fair value, see Note 2 “Fair value of financial instruments”.

The following tables present information about the plan assets at fair value as of March 31, 2011 and March 31 2012 within the fair value hierarchy.

Japanese entities’ plans—

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

(1)	Includes hedge funds and real estate funds.

The fair value of the non-Japan plan assets as of March 31, 2011 was ¥3,055 million, ¥18,584 million and ¥1,692 million for Level 1, Level 2 and Level 3, respectively. The fair value of the non-Japan plan assets as of March 31, 2012 was ¥32 million, ¥20,848 million and ¥6,083 million for Level 1, Level 2 and Level 3, respectively.

Level 1 includes principally equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 includes principally investment trust funds, corporate debt securities and investments in life insurance company’s general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company’s general accounts are valued at conversion value.

The following tables present information about the plan assets for which Nomura has utilized Level 3 inputs to determine fair value.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

The fair value of Level 3 non-Japan plans assets, consisting of real estate funds and annuities, was ¥1,692 million and ¥6,083 million as of March 31, 2011 and March 31, 2012, respectively. The plan purchased ¥4,416 million of Level 3 assets during the year ended March 31, 2012. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2011 and 2012 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥32,076 million to Japanese entities’ plans in the year ending March 31, 2013 based upon Nomura’s funding policy to contribute annually the amount necessary to satisfy local funding standards.

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows:

Japanese entities’ plans—

Year ending March 31	Millions of yen
2013	¥9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	56,148

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,021 million, ¥3,233 million and ¥3,741 million to the defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2010, 2011 and 2012, respectively.

The contributions to overseas defined contribution pension plans were ¥5,712 million, ¥6,903 million and ¥7,882 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and these retirees are permitted to continue participation in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the national government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for the future cost. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥5,820 million, ¥6,760 million and ¥7,614 million for the years ended March 31, 2010, 2011 and 2012, respectively.